UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-07338

Capital World Growth and Income Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: February 28, 2018

Michael W. Stockton

Capital World Growth and Income Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Capital World Growth and Income Fund®

Investment portfolio

February 28, 2018

unaudited

Common stocks 95.49% Financials 17.52%	Shares	Value (000)
Prudential PLC1	63,174,799	$1,580,957
Barclays PLC1	330,585,156	970,240
HDFC Bank Ltd.1	28,376,610	825,164
HDFC Bank Ltd. (ADR)	540,900	52,565
UBS Group AG1	41,866,000	793,752
AIA Group Ltd.1	93,807,196	778,922
China Construction Bank Corp., Class H1	756,995,000	778,529
Zurich Insurance Group AG1	2,352,344	776,069
KB Financial Group Inc.1	12,728,814	749,199
Banco Santander, SA1	86,148,989	590,853
Wells Fargo & Co.	8,702,300	508,301
Kotak Mahindra Bank Ltd.1	30,148,585	500,210
BNP Paribas SA1	6,319,530	499,680
Société Générale1	8,081,991	463,378
Insurance Australia Group Ltd.1	72,872,078	461,750
DBS Group Holdings Ltd1	19,353,219	415,987
Intesa Sanpaolo SpA1	100,371,388	376,953
PNC Financial Services Group, Inc.	2,343,067	369,408
Sampo Oyj, Class A1	6,109,288	345,465
Bank of China Ltd., Class H1	593,891,000	320,173
American International Group, Inc.	5,581,423	320,039
Lloyds Banking Group PLC1	324,745,748	306,800
HSBC Holdings PLC (HKD denominated)1	25,636,000	253,814
HSBC Holdings PLC (GBP denominated)1	5,190,997	51,103
JPMorgan Chase & Co.	2,441,900	282,039
Principal Financial Group, Inc.	4,430,000	276,122
Sumitomo Mitsui Financial Group, Inc.1	6,106,000	264,741
Hana Financial Group Inc.1	5,820,560	261,880
Credit Suisse Group AG1	13,056,742	239,684
Julius Baer Group Ltd.1	3,183,351	205,864
Standard Life Aberdeen PLC1	39,549,981	199,310
Banco Bilbao Vizcaya Argentaria, SA1	21,642,742	180,788
PICC Property and Casualty Co. Ltd., Class H1	89,104,000	174,987
Itaú Unibanco Holding SA, preferred nominative (ADR)	11,167,000	173,870
CIT Group Inc.	3,185,000	168,964
ABN AMRO Group NV, depository receipts1	5,374,032	167,453
CME Group Inc., Class A	991,800	164,797
Deutsche Börse AG1	1,206,469	160,635
Bank of Montreal	1,842,961	139,946
Royal Bank of Canada	1,695,000	133,531
Bangkok Bank PCL, nonvoting depository receipt1	19,684,500	131,797
M&T Bank Corp.	688,000	130,610
East West Bancorp, Inc.	1,649,000	108,092
BOC Hong Kong (Holdings) Ltd.1	18,710,000	93,950
Fairfax Financial Holdings Ltd., subordinate voting (CAD denominated)	166,100	81,181
Bank of Ireland Group PLC1,2	7,755,610	72,658

Capital World Growth and Income Fund — Page 1 of 13

unaudited

Common stocks Financials (continued)	Shares	Value (000)
Banco Santander (México), S.A., Institución de Banca Múltiple, Grupo Financiero Santander México, Class B (ADR)	9,750,000	$68,932
Grupo Financiero Inbursa, SAB de CV	37,819,423	60,429
Sony Financial Holdings Inc.1	2,983,300	55,402
Siam Commercial Bank PCL, foreign registered1	10,717,293	50,676
Citigroup Inc.	620,000	46,804
Bank Central Asia Tbk PT1	24,366,900	40,933
Akbank TAS1	12,030,000	33,399
Regions Financial Corp.	1,700,000	32,997
BB&T Corp.	520,000	28,262
Bankia, SA1	5,672,478	27,006
Housing Development Finance Corp. Ltd.1	918,492	25,109
Janus Henderson Group PLC	704,740	24,906
Invesco Ltd.	746,300	24,285
Discovery Ltd.1	1,565,550	23,662
Moody’s Corp.	139,500	23,280
Huntington Bancshares Inc.	1,385,000	21,745
Marsh & McLennan Companies, Inc.	245,600	20,390
Aon PLC, Class A	143,500	20,136
Chubb Ltd.	118,300	16,789
		17,547,352
Information technology 14.73%
Samsung Electronics Co., Ltd.1	1,088,888	2,359,968
Samsung Electronics Co., Ltd., nonvoting preferred1	8,949	16,408
Alphabet Inc., Class A2	670,480	740,156
Alphabet Inc., Class C2	516,667	570,778
Microsoft Corp.	12,914,700	1,211,011
Intel Corp.	21,438,700	1,056,713
Alibaba Group Holding Ltd. (ADR)2	4,641,680	864,002
Taiwan Semiconductor Manufacturing Co., Ltd.1	100,672,000	826,786
Micron Technology, Inc.2	16,133,000	787,452
Tencent Holdings Ltd.1	13,818,600	757,864
Broadcom Ltd.	2,955,058	728,304
SK hynix, Inc.1	9,333,000	659,820
Texas Instruments Inc.	5,331,800	577,701
AAC Technologies Holdings Inc.1	28,076,500	555,248
ASML Holding NV1	2,438,193	476,310
Accenture PLC, Class A	2,862,000	460,811
QUALCOMM Inc.	6,253,100	406,451
Nintendo Co., Ltd.1	873,380	399,438
Apple Inc.	2,232,700	397,688
Tokyo Electron Ltd.1	1,358,500	265,040
Western Union Co.	10,558,165	209,263
MasterCard Inc., Class A	645,572	113,466
Tableau Software, Inc., Class A2	1,139,700	93,079
HP Inc.	2,606,000	60,954
NetApp, Inc.	866,800	52,485
Murata Manufacturing Co., Ltd.1	376,000	52,388
Visa Inc., Class A	263,400	32,382
MediaTek Inc.1	2,285,000	23,050
		14,755,016

Capital World Growth and Income Fund — Page 2 of 13

unaudited

Common stocks Consumer discretionary 11.93%	Shares	Value (000)
Netflix, Inc.2	4,988,489	$1,453,546
Amazon.com, Inc.2	914,183	1,382,656
Hyundai Motor Co.1	6,344,655	942,319
LVMH Moët Hennessy-Louis Vuitton SE1	2,138,700	638,995
NIKE, Inc., Class B	8,171,800	547,756
Home Depot, Inc.	2,925,000	533,140
ProSiebenSat.1 Media SE1,3	13,255,754	526,047
Kering SA1	791,696	372,081
Hyundai Mobis Co., Ltd.1	1,536,604	321,827
Sony Corp.1	6,361,000	320,408
Ocado Group PLC1,2,3	41,916,497	314,514
Ctrip.com International, Ltd. (ADR)2	6,390,000	293,812
Twenty-First Century Fox, Inc., Class A	7,720,000	284,250
Viacom Inc., Class B	8,326,688	277,612
Norwegian Cruise Line Holdings Ltd.2	4,362,000	248,198
Intercontinental Hotels Group PLC1	3,738,528	241,812
Gree Electric Appliances, Inc. of Zhuhai., Class A1	29,682,882	239,224
Daimler AG1	2,713,750	232,530
Galaxy Entertainment Group Ltd.1	26,773,000	232,143
ITV PLC1	100,850,000	221,005
Bayerische Motoren Werke AG1	1,659,100	175,652
Paddy Power Betfair PLC1	1,443,997	168,213
Shimano Inc.1	1,151,200	166,012
McDonald’s Corp.	1,000,000	157,740
Six Flags Entertainment Corp.	2,400,000	153,816
Carnival Corp., units	2,292,200	153,371
Booking Holdings Inc.2	57,400	116,754
Greene King PLC1,3	16,165,653	115,936
Naspers Ltd., Class N1	411,300	112,968
Daily Mail and General Trust PLC, Class A, nonvoting1	12,000,000	110,528
Li & Fung Ltd.1	209,500,000	105,351
Altice NV, Class A1,2	9,448,143	89,993
Altice NV, Class B1,2	1,294,460	12,302
Industria de Diseño Textil, SA1	3,123,000	94,511
Toyota Motor Corp.1	1,364,000	91,885
Las Vegas Sands Corp.	1,063,336	77,421
Wynn Macau, Ltd.1	15,836,800	54,994
SES SA, Class A (FDR)1	3,144,375	50,278
Merlin Entertainments PLC1	10,090,000	47,067
MGM Resorts International	1,367,000	46,792
Astra International Tbk PT1	63,601,100	37,178
Comcast Corp., Class A	847,200	30,677
Starbucks Corp.	502,500	28,693
DENSO Corp.1	409,600	23,906
YUM! Brands, Inc.	282,600	22,998
Dollar General Corp.	232,300	21,973
Lowe’s Companies, Inc.	230,000	20,606
JCDecaux SA1	502,422	19,506
Publicis Groupe SA1	187,947	14,195
		11,945,191
Health care 11.49%
AbbVie Inc.	29,067,095	3,366,842
Amgen Inc.	8,251,954	1,516,462
Novartis AG1	12,547,991	1,049,858

Capital World Growth and Income Fund — Page 3 of 13

unaudited

Common stocks Health care (continued)	Shares	Value (000)
Stryker Corp.	4,855,500	$787,368
Takeda Pharmaceutical Co. Ltd.1	13,691,200	777,156
Daiichi Sankyo Co., Ltd.1	20,841,700	740,116
Thermo Fisher Scientific Inc.	2,498,933	521,227
Abbott Laboratories	6,824,000	411,692
Medtronic PLC	4,177,000	333,701
Gilead Sciences, Inc.	4,112,320	323,763
UnitedHealth Group Inc.	1,362,100	308,053
Teva Pharmaceutical Industries Ltd. (ADR)	13,120,575	245,617
Grifols, SA, Class B, preferred nonvoting, non-registered shares1	6,770,000	147,615
GlaxoSmithKline PLC1	8,137,000	146,080
Incyte Corp.2	1,647,600	140,310
Essilor International SA1	1,033,500	135,377
UCB SA1	1,535,000	126,645
Express Scripts Holding Co.2	1,165,000	87,899
Merck & Co., Inc.	1,524,400	82,653
Illumina, Inc.2	355,382	81,034
Eli Lilly and Co.	591,500	45,557
Lupin Ltd.1	3,216,144	40,354
Pfizer Inc.	924,500	33,569
AstraZeneca PLC1	411,700	26,964
Shanghai Pharmaceutical (Group) Co., Ltd., Class H1	6,630,900	16,587
Danaher Corp.	144,600	14,139
ConvaTec Group PLC1	1,096,225	3,096
		11,509,734
Industrials 7.29%
Airbus SE, non-registered shares1	7,599,798	905,353
Lockheed Martin Corp.	2,102,000	740,829
Boeing Co.	1,966,000	712,105
General Dynamics Corp.	2,074,000	461,361
CSX Corp.	7,824,226	420,317
Aena SME, SA, non-registered shares1	1,399,148	284,580
ASSA ABLOY AB, Class B1	12,246,167	272,792
Edenred SA1	7,169,000	251,261
International Consolidated Airlines Group, SA (CDI)1	28,708,657	241,363
BAE Systems PLC1	30,383,000	240,677
Komatsu Ltd.1	6,289,900	228,225
Emerson Electric Co.	3,000,000	213,180
J.B. Hunt Transport Services, Inc.	1,680,790	199,291
Ryanair Holdings PLC (ADR)2	1,627,235	197,318
Airports of Thailand PCL, foreign registered1	82,916,100	186,100
General Electric Co.	12,931,000	182,456
Deere & Co.	1,121,700	180,448
Adecco Group AG1	2,129,050	171,602
Getlink SE (DBA Groupe Eurotunnel SE)1	12,940,000	166,336
Babcock International Group PLC1	17,383,149	155,511
CCR SA, ordinary nominative	37,607,444	147,099
Union Pacific Corp.	981,740	127,872
Fosun International Ltd.1	51,485,600	111,867
Hyundai Heavy Industries Co., Ltd.1,2	531,662	63,724
Industries Qatar QSC1	1,869,119	52,911
Alliance Global Group, Inc.1,2	166,723,940	47,374
United Technologies Corp.	300,000	40,422
Singapore Technologies Engineering Ltd1	14,608,000	37,383

Capital World Growth and Income Fund — Page 4 of 13

unaudited

Common stocks Industrials (continued)	Shares	Value (000)
Waste Connections, Inc.	474,000	$33,550
Recruit Holdings Co., Ltd.1	1,341,000	32,206
TransDigm Group Inc.	104,200	30,042
Jardine Matheson Holdings Ltd.1	429,000	27,959
Sydney Airport, units1	5,498,154	27,954
Northrop Grumman Corp.	69,000	24,153
Safran SA1	195,275	21,595
C.H. Robinson Worldwide, Inc.	188,200	17,570
IDEX Corp.	128,300	17,551
Kubota Corp.1	849,000	15,360
Capita PLC1	2,713,000	6,540
		7,294,237
Energy 6.56%
Royal Dutch Shell PLC, Class B1	30,015,976	951,920
Royal Dutch Shell PLC, Class A1	20,214,607	638,141
Royal Dutch Shell PLC, Class B (ADR)	344,800	22,129
Royal Dutch Shell PLC, Class A (ADR)	45,689	2,891
Royal Dutch Shell PLC, Class A (EUR denominated)1	15,502	491
TOTAL SA1	12,842,637	733,225
Canadian Natural Resources, Ltd.	19,592,448	606,920
BP PLC1	88,373,703	573,259
Halliburton Co.	10,454,100	485,279
Enbridge Inc. (CAD denominated)	10,298,524	327,527
Enbridge Inc. (CAD denominated)1,4	2,351,836	74,048
EOG Resources, Inc.	3,765,400	381,887
Suncor Energy Inc.	8,892,044	292,706
Noble Energy, Inc.	8,837,400	263,620
TransCanada Corp.	5,556,024	240,305
Chevron Corp.	1,707,900	191,148
Eni SpA1	7,405,300	123,274
Eni SpA (ADR)	253,148	8,397
Golar LNG Ltd.	4,847,000	130,966
Exxon Mobil Corp.	1,416,000	107,248
Oil Search Ltd.1	18,078,251	105,181
Kinder Morgan, Inc.	5,864,000	94,997
Schlumberger Ltd.	1,175,600	77,166
ConocoPhillips	722,900	39,261
Southwestern Energy Co.2	9,239,284	32,984
Chesapeake Energy Corp.2	9,500,000	26,790
Helmerich & Payne, Inc.	295,400	19,068
Occidental Petroleum Corp.	281,500	18,466
		6,569,294
Consumer staples 6.56%
Imperial Brands PLC1	25,900,178	929,334
Philip Morris International Inc.	7,935,600	821,731
Pernod Ricard SA1	4,605,315	756,400
British American Tobacco PLC1	8,492,347	498,783
British American Tobacco PLC (ADR)	4,257,483	251,447
Nestlé SA1	9,003,052	716,644
Altria Group, Inc.	9,490,200	597,408
Treasury Wine Estates Ltd.1	28,717,307	387,817
Thai Beverage PCL1	432,547,400	272,225
Kirin Holdings Co., Ltd.1	9,898,800	255,176

Capital World Growth and Income Fund — Page 5 of 13

unaudited

Common stocks Consumer staples (continued)	Shares	Value (000)
Kellogg Co.	3,350,000	$221,770
Associated British Foods PLC1	4,805,511	173,346
Kimberly-Clark Corp.	1,200,000	133,104
Procter & Gamble Co.	1,500,000	117,780
Seven & i Holdings Co., Ltd.1	2,100,000	87,327
Japan Tobacco Inc.1	2,949,800	84,062
Danone SA1	692,907	55,283
Kroger Co.	1,705,600	46,256
Shoprite Holdings Ltd.1	1,498,000	32,804
Diageo PLC1	659,200	22,342
Carlsberg A/S, Class B1	159,035	19,488
Unilever PLC1	361,500	18,484
Hormel Foods Corp.	549,100	17,824
AMOREPACIFIC Corp.1	59,500	15,392
Coca-Cola Co.	318,000	13,744
Mondelez International, Inc.	311,600	13,679
Reckitt Benckiser Group PLC1	89,400	7,088
		6,566,738
Utilities 4.95%
ENGIE SA1	33,134,898	517,600
ENGIE SA, bonus shares1	19,221,899	300,266
Iberdrola, SA, non-registered shares1	106,281,102	782,579
Gas Natural SDG, SA1	18,830,000	430,358
EDP - Energias de Portugal, SA1	105,264,653	352,347
Dominion Energy, Inc.	4,732,422	350,531
Ørsted AS1	5,245,629	326,295
CK Infrastructure Holdings Ltd.1	38,598,000	323,136
China Resources Gas Group Ltd.1	68,842,000	231,153
Enel SPA1	37,469,273	217,412
Sempra Energy	1,900,800	207,149
Power Grid Corp. of India Ltd.1	64,038,000	193,139
National Grid PLC1	17,873,766	181,361
SSE PLC1	7,836,881	131,623
Red Eléctrica de Corporación, SA1	4,781,000	92,914
AES Corp.	6,081,300	66,104
Exelon Corp.	1,467,400	54,353
Huaneng Power International, Inc., Class H1	88,050,000	54,230
NextEra Energy, Inc.	338,905	51,564
CMS Energy Corp.	1,200,000	50,940
Duke Energy Corp.	580,000	43,697
		4,958,751
Materials 4.18%
Vale SA, ordinary nominative	54,677,511	758,638
Vale SA, ordinary nominative (ADR)	34,013,412	467,004
Rio Tinto PLC1	15,851,575	849,078
Asahi Kasei Corp.1	37,934,000	486,943
Akzo Nobel NV1	3,024,678	292,977
Air Liquide SA, non-registered shares1	2,248,400	280,980
Nitto Denko Corp.1	2,146,100	176,794
Fortescue Metals Group Ltd.1	42,923,981	166,832
Nutrien Ltd.	2,574,170	126,778
Koninklijke DSM NV1	1,135,972	116,976
BASF SE1	951,000	99,846

Capital World Growth and Income Fund — Page 6 of 13

unaudited

Common stocks Materials (continued)	Shares	Value (000)
LafargeHolcim Ltd.1	1,244,139	$72,474
Celanese Corp., Series A	608,000	61,323
AngloGold Ashanti Ltd.1	4,611,968	42,710
AngloGold Ashanti Ltd. (ADR)	1,506,280	14,069
Newcrest Mining Ltd.1	2,610,597	42,964
Sherwin-Williams Co.	104,000	41,764
Barrick Gold Corp.	2,931,600	33,772
Amcor Ltd.1	2,670,315	28,704
Shin-Etsu Chemical Co., Ltd.1	255,000	26,753
		4,187,379
Telecommunication services 3.25%
Verizon Communications Inc.	22,627,287	1,080,227
Nippon Telegraph and Telephone Corp.1	16,481,000	763,276
LG Uplus Corp.1,3	29,169,442	336,199
BT Group PLC1	80,268,200	264,525
América Móvil, SAB de CV, Series L (ADR)	8,228,300	151,072
Singapore Telecommunications Ltd.1	47,947,000	121,995
Koninklijke KPN NV1	29,176,762	91,096
Vodafone Group PLC1	30,900,200	86,515
Telia Co. AB1	16,640,800	78,608
Bharti Airtel Ltd.1	11,913,099	77,875
Bezeq - The Israel Telecommunication Corp. Ltd.1	47,540,000	72,638
MegaFon PJSC (GDR)1	6,410,063	68,143
BCE Inc.	1,075,000	46,914
NTT DoCoMo, Inc.1	625,100	15,986
		3,255,069
Real estate 2.36%
CK Asset Holdings Ltd.1	68,723,096	590,258
Sun Hung Kai Properties Ltd.1	27,967,750	464,108
Daito Trust Construction Co., Ltd.1	1,290,000	214,216
SM Prime Holdings, Inc.1	300,819,759	203,222
Sino Land Co. Ltd.1	92,610,000	163,181
Link REIT1	18,061,391	153,918
Lamar Advertising Co. REIT, Class A	2,173,546	144,476
Crown Castle International Corp. REIT	1,149,100	126,470
American Campus Communities, Inc. REIT	2,911,279	106,203
American Tower Corp. REIT	381,138	53,104
Fibra Uno Administración, SA de CV REIT	31,315,000	44,155
Extra Space Storage Inc. REIT	396,200	33,697
Ayala Land, Inc.1	33,410,000	26,287
Iron Mountain Inc. REIT	775,000	24,381
Unibail-Rodamco SE, non-registered shares REIT1	73,298	17,081
		2,364,757
Miscellaneous 4.67%
Other common stocks in initial period of acquisition		4,678,892
Total common stocks (cost: $69,585,133,000)		95,632,410
Convertible stocks 0.11% Energy 0.04%
Kinder Morgan Inc., Series A, depository share, 9.75% convertible preferred 2018	1,188,200	39,591

Capital World Growth and Income Fund — Page 7 of 13

unaudited

Convertible stocks Miscellaneous 0.07%	Shares	Value (000)
Other convertible stocks in initial period of acquisition		$73,170
Total convertible stocks (cost: $111,388,000)		112,761
Bonds, notes & other debt instruments 0.70% Corporate bonds & notes 0.35% Telecommunication services 0.10%	Principal amount (000)
CenturyLink, Inc. 7.50% 2024	$ 7,016	7,069
CenturyLink, Inc., Series T, 5.80% 2022	20,048	19,873
Sprint Corp. 11.50% 2021	33,950	40,231
T-Mobile US, Inc. 6.375% 2025	7,105	7,513
T-Mobile US, Inc. 6.50% 2026	22,126	23,785
		98,471
Health care 0.08%
Teva Pharmaceutical Finance Company BV 3.15% 2026	59,700	48,779
Valeant Pharmaceuticals International, Inc. 6.375% 20204	36,006	36,321
		85,100
Financials 0.08%
Discover Financial Services 10.25% 2019	4,334	4,727
HBOS PLC 6.75% 20184	36,490	36,814
Lloyds Banking Group PLC, junior subordinated 6.657% preference shares (undated)4	30,300	35,224
		76,765
Energy 0.05%
Genel Energy Finance 2 Limited 10.00% 20224	5,263	5,263
Petróleos Mexicanos 6.35% 20484	3,378	3,302
TransCanada Corp. 5.875% 2076	36,500	39,329
		47,894
Consumer staples 0.03%
Herbalife Ltd., Term Loan, (3-month USD-LIBOR + 5.50%) 7.148% 20235,6,7	26,421	26,614
Materials 0.01%
CRH America, Inc. 8.125% 2018	15,540	15,873
Total corporate bonds & notes		350,717
Bonds & notes of governments & government agencies outside the U.S. 0.32%
Brazil (Federative Republic of) 10.00% 2027	BRL247,000	78,176
Colombia (Republic of), Series B, 7.50% 2026	COP80,150,000	29,712
India (Republic of) 8.60% 2028	INR1,220,300	19,532
Indonesia (Republic of), Series 68, 8.375% 2034	IDR530,800,000	41,986
Portuguese Republic 3.875% 2030	€49,240	70,048
Portuguese Republic 4.10% 2045	20,155	29,228
Turkey (Republic of) 10.70% 2022	TRY207,000	51,947
		320,629

Capital World Growth and Income Fund — Page 8 of 13

unaudited

Bonds, notes & other debt instruments U.S. Treasury bonds & notes 0.03% U.S. Treasury 0.03%	Principal amount (000)	Value (000)
U.S. Treasury 0.875% 20188	$30,000	$29,897
Total U.S. Treasury bonds & notes		29,897
Total bonds, notes & other debt instruments (cost: $654,697,000)		701,243
Short-term securities 3.46%
American Honda Finance Corp. 1.60% due 3/16/2018	30,000	29,980
Australia & New Zealand Banking Group, Ltd. 1.63% due 3/21/20184	86,400	86,325
Bank of Montreal 1.70%–1.72% due 3/15/2018–3/19/2018	71,600	71,583
Bank of Nova Scotia 1.53%–1.55% due 3/5/2018–3/16/20184	85,000	84,954
BMW U.S. Capital LLC 1.50%–1.55% due 3/13/2018–3/20/20184	60,000	59,955
BNP Paribas Finance Inc. 1.86% due 4/26/20184	44,100	43,972
CAFCO, LLC 1.59% due 3/16/2018–3/22/20184	78,900	78,838
Canadian Imperial Bank of Commerce 1.48% due 3/7/20184	110,700	110,668
DBS Bank Ltd. 1.47%–1.55% due 3/7/2018–3/9/20184	136,800	136,755
Fairway Finance Corp. 1.99% due 5/10/20184	25,000	24,904
Federal Home Loan Bank 1.30%–1.63% due 3/1/2018–8/3/2018	902,300	900,584
ING (U.S.) Funding LLC 1.71% due 5/2/2018	50,000	49,842
Liberty Street Funding Corp. 2.02% due 5/24/20184	35,000	34,834
National Australia Bank Ltd. 1.42% due 3/2/20184	50,000	49,996
Province of Alberta 1.68% due 4/26/20184	50,000	49,868
Sanofi 1.55%–1.58% due 3/19/2018–4/16/20184	150,000	149,737
Siemens Capital Co. LLC 1.64% due 3/22/20184	50,000	49,953
Société Générale 1.65% due 3/5/20184	75,000	74,984
Sumitomo Mitsui Banking Corp. 1.87%–2.00% due 4/30/2018–5/21/20184	175,000	174,299
Svenska Handelsbanken Inc. 1.62% due 4/4/20184	50,000	49,921
Swedbank AB 1.45%–1.80% due 3/6/2018–5/9/2018	255,000	254,675
Thunder Bay Funding, LLC 1.68% due 5/29/20184	66,000	65,664
Toronto-Dominion Bank 1.54%–1.75% due 3/6/2018–3/21/20184	111,500	111,449
Toyota Credit Canada Inc. 1.80% due 3/15/20184	5,300	5,297
Toyota Motor Credit Corp. 1.54% due 3/5/2018	50,000	49,990
U.S. Treasury Bills 1.24%–1.61% due 5/24/2018–8/9/2018	548,800	545,493
Victory Receivables Corp. 1.68%–1.81% due 4/4/2018–5/8/20184	120,000	119,601
Total short-term securities (cost: $3,464,652,000)		3,464,121
Total investment securities 99.76% (cost: $73,815,870,000)		99,910,535
Other assets less liabilities 0.24%		239,914
Net assets 100.00%		$100,150,449

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation at 2/28/2018 (000)
Purchases (000)	Sales (000)
USD33,540	GBP24,000	Citibank	3/23/2018	$461
USD194,746	GBP140,000	JPMorgan Chase	4/13/2018	1,600
				$2,061

Capital World Growth and Income Fund — Page 9 of 13

unaudited

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended February 28, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 2/28/2018 (000)
Common stocks 1.29%
Consumer discretionary 0.95%
ProSiebenSat.1 Media SE1	13,255,754	—	—	13,255,754	$—	$104,318	$—	$526,047
Ocado Group PLC1,2	39,080,197	2,836,300	—	41,916,497	—	109,930	—	314,514
Greene King PLC1	16,165,653	—	—	16,165,653	—	2,084	1,904	115,936
								956,497
Telecommunication services 0.34%
LG Uplus Corp.1	29,169,442	—	—	29,169,442	—	(37,608)	10,843	336,199
Total 1.29%					$—	$178,724	$12,747	$1,292,696

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $54,646,278,000, which represented 54.56% of the net assets of the fund. This amount includes $53,423,659,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Represents an affiliated company as defined under the Investment Company Act of 1940.
4	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,752,946,000, which represented 1.75% of the net assets of the fund.
5	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $26,614,000, which represented .03% of the net assets of the fund.
6	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
7	Coupon rate may change periodically.
8	A portion of this security was pledged as collateral. The total value of pledged collateral was $473,000, which represented less than .01% of the net assets of the fund.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Capital World Growth and Income Fund — Page 10 of 13

unaudited

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $300,036,000.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may

Capital World Growth and Income Fund — Page 11 of 13

unaudited

transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 28, 2018 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$3,298,420	$14,248,932	$—	$17,547,352
Information technology	8,362,696	6,392,320	—	14,755,016
Consumer discretionary	5,851,811	6,093,380	—	11,945,191
Health care	8,299,886	3,209,848	—	11,509,734
Industrials	3,745,564	3,548,673	—	7,294,237
Energy	3,369,755	3,199,539	—	6,569,294
Consumer staples	2,234,743	4,331,995	—	6,566,738
Utilities	824,338	4,134,413	—	4,958,751
Materials	1,503,348	2,684,031	—	4,187,379
Telecommunication services	1,278,213	1,976,856	—	3,255,069
Real estate	532,486	1,832,271	—	2,364,757
Miscellaneous	1,708,013	2,970,879	—	4,678,892
Convertible stocks	89,620	23,141	—	112,761
Bonds, notes & other debt instruments	—	701,243	—	701,243
Short-term securities	—	3,464,121	—	3,464,121
Total	$41,098,893	$58,811,642	$—	$99,910,535

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$2,061	$—	$2,061

*	Securities with a value of $53,423,659,000, which represented 53.34% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Key to abbreviations and symbols
ADR = American Depositary Receipts	GDR = Global Depositary Receipts
BRL = Brazilian reais	HKD = Hong Kong dollars
CAD = Canadian dollars	IDR = Indonesian rupiah
CDI = CREST Depository Interest	INR = Indian rupees
COP = Colombian pesos	LIBOR = London Interbank Offered Rate
EUR/€ = Euros	TRY = Turkish lira
FDR = Fiduciary Depositary Receipts	USD/$ = U.S. dollars
GBP = British pounds

Capital World Growth and Income Fund — Page 12 of 13

unaudited

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-033-0418O-S60664	Capital World Growth and Income Fund — Page 13 of 13

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD GROWTH AND INCOME FUND

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: April 27, 2018

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: April 27, 2018